Long-term investments	12 Months Ended
Dec. 31, 2025
Long-term investments.
Long-term investments

11. Long-term investments

	As of
	December 31,
	2024	2025
	RMB	RMB
Investments accounted for under equity method	9,742	14,693
Investments measured at alternative method	48,526	70,906
Total	58,268	85,599

As of December 31, 2024 and 2025, the Group’s long-term investments consist of investments accounted for under equity method and investments measured at alternative method as below.

In 2021, the Group invested in preferred shares of Infinlinx Technology Limited (“Infinlinx”) with a consideration in cash of RMB5,000. Infinlinx is a customer service provider in Indonesia. The Group applies the equity method of accounting to account for this equity investment. The Group recognized an investment gain from equity pick up of RMB217, RMB233 and RMB287 in this investment for the years ended December 31, 2023, 2024 and 2025, respectively, and the balance of the investment was RMB5,640 and RMB5,927 as of December 31, 2024 and 2025, respectively.

In 2024, the Group invested in preferred shares of Powerup Technology Inc., (“Powerup”) with a consideration in cash of US$1.0 million. PowerUp, which is a holding company incorporated in US, operates a neobank in Mexico known as Stori. The Group recognized and measured the investment using an alternative cost-based method in accordance with ASC 321.

In 2024, the Group entered into several limited partnership agreements issued and managed by dedicated general partners with total cash consideration of US$4.7 million. The purpose of these limited partnerships is to allocate investments into emerging Web3 and AI technology companies that align with the Group’s strategic initiatives. The Group recognized and measured these investments using an alternative cost-based method in accordance with ASC 321.

As of December 31, 2025, the Group holds from 0.08% to 2% equity interests in 14 entities and limited partnership funds. In 2025, the Group entered into several entities and limited partnership agreements issued and managed by dedicated general partners with total cash consideration of US$2.8 million. The purpose of these entities and limited partnerships is to allocate investments into emerging Robots, Web3 and AI technology companies that align with the Group’s strategic initiatives. These investments were recognized and measured using an alternative cost-based method in accordance with ASC 321.

As of December 31, 2025, the Group holds from 8.75% to 80.28% equity interests in other 6 entities and limited partnership funds through investments in their common shares or in-substance common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the year ended December 31, 2025, the Group recognized an aggregate investment income of RMB 141 from these investments.

In 2024, the Company acquired a 0.86% equity interest in a company, which is accounted for as an investment measured under the alternative measurement method. In 2025, the investee completed additional financing transactions that resulted in observable price changes for identical or similar investments of the same issuer. As a result, the Company recorded an unrealized gain of RMB$2.8 million.